Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Credit Extension Commitment Expirations
The table below also includes the notional amount of commitments of $10.9 billion and $9.9 billion at December 31, 2015 and 2014 that are accounted for under the fair value option. However, the table below excludes cumulative net fair value of $658 million and $405 million on these commitments, which is classified in accrued expenses and other liabilities. For more information regarding the Corporation’s loan commitments accounted for under the fair value option, see Note 21 – Fair Value Option.

Credit Extension Commitments

	December 31, 2015
(Dollars in millions)	Expire in One Year or Less	Expire After One Year Through Three Years	Expire After Three Years Through Five Years	Expire After Five Years	Total
Notional amount of credit extension commitments
Loan commitments	$84,884	$119,272	$158,920	$37,112	$400,188
Home equity lines of credit	7,074	18,438	5,126	19,697	50,335
Standby letters of credit and financial guarantees (1)	19,584	9,903	3,385	1,218	34,090
Letters of credit	1,650	165	258	54	2,127
Legally binding commitments	113,192	147,778	167,689	58,081	486,740
Credit card lines (2)	370,127	—	—	—	370,127
Total credit extension commitments	$483,319	$147,778	$167,689	$58,081	$856,867

	December 31, 2014
Notional amount of credit extension commitments
Loan commitments	$79,897	$97,583	$146,743	$18,942	$343,165
Home equity lines of credit	6,292	19,679	12,319	15,417	53,707
Standby letters of credit and financial guarantees (1)	19,259	9,106	4,519	1,807	34,691
Letters of credit	1,883	157	35	88	2,163
Legally binding commitments	107,331	126,525	163,616	36,254	433,726
Credit card lines (2)	363,989	—	—	—	363,989
Total credit extension commitments	$471,320	$126,525	$163,616	$36,254	$797,715

(1)
The notional amounts of SBLCs and financial guarantees classified as investment grade and non-investment grade based on the credit quality of the underlying reference name within the instrument were $25.5 billion and $8.4 billion at December 31, 2015, and $26.1 billion and $8.2 billion at December 31, 2014. Amounts in the table include consumer SBLCs of $164 million and $396 million at December 31, 2015 and 2014.

(2)	Includes business card unused lines of credit.